SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
10.1 Stock options
The Group has a stock option plan (the "Plan") for its key employees, officers and consultants under which it has authorized the grant of options for the purchase of its common shares for a maximum of 10% of outstanding common shares.
The Board of Directors shall determine the stock option term, which shall be no more than 10 years. Under the terms of the plan, the exercise price of each option cannot be below the fair value of the common shares on the grant date. Unless otherwise determined by the Board of Directors, the options granted under the plan vest within four years, beginning on the first anniversary of the date of granting. The option redemption value is the excess of the fair market value of the shares over the option exercise price, with the fair value of the shares being determined on the basis of the last approved financial statements.
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.1 Stock options (continued)
Change in Method of Settlement
As of May 6, 2021, the cash settlement option in the Company’s stock option plan was removed. As a result, the liability for share-based compensation was re-measured to fair value at May 6, 2021, with changes in fair value recognized in net earnings (loss), and the resulting fair value of $130,276,188 was transferred to contributed surplus within shareholders’ equity.
The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58

The following table summarizes the outstanding options as at and changes during the nine months ended and year then ended:

	September 30, 2022		December 31, 2021
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of period	9,072,149	1.82	10,375,195	1.17
Granted	558,697	6.94	294,854	21.86
Exercised	—	—	(1,505,000)	0.93
Forfeited	(7,573)	9.62	(92,900)	6.90
Outstanding, end of period	9,623,273	2.11	9,072,149	1.82
Exercisable, end of period	6,825,325	1.24	5,054,976	1.06
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.1 Stock options (continued)
The following table summarizes the information relating to stock options outstanding:

	As at September 30, 2022
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.19	4,644,838
CA$0.93 (issued in 2019)	3,664,907	7.02	2,007,201
CA$6.90 (issued in 2020)	319,990	7.96	103,223
CA$15.45 (issued in 2021)	26,389	8.90	6,597
CA$23.02 (issued in 2021)	253,865	8.74	63,466
CA$13.29 (issued in 2021)	14,600	9.19	—
CA$6.92 (issued in 2022)	486,041	9.62	—
CA$7.05 (issued in 2022)	65,083	9.64	—
	9,623,273		6,825,325

	As at December 31, 2021
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.94	3,316,799
CA$0.93 (issued in 2019)	3,664,907	7.77	1,634,954
CA$6.90 (issued in 2020)	319,990	8.71	103,223
CA$15.45 (issued in 2021)	26,389	9.65	—
CA$23.02(issued in 2021)	253,865	9.49	—
CA$13.29 (issued in 2021)	14,600	9.94	—
	9,072,149		5,054,976
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.1 Stock options (continued)
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the nine months ended September 30, 2022 and year ended December 31, 2021. There were no stock option grants during the three months ended September 30, 2022.

	September 30, 2022	December 31, 2021
Expected dividends per share (CA$)	—	—
Exercise price (CA$)	6.94	21.86
Share price (CA$)	6.94	21.86
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	2.78%	1.16%
Expected option life (years)	7.50	7.50
The expected volatility was determined by reference to historical data of comparable companies share prices over the expected life of the stock options.
Compensation expense related to the stock options was recognized in the consolidated statement of earnings (loss) as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Administrative expenses	1,878,049	4,473,594	6,750,160	52,293,945
Selling expenses	631,423	1,522,597	2,398,950	13,707,094
	2,509,472	5,996,191	9,149,110	66,001,039
10.2 Restricted share units (RSUs)
In June 2021, the Company approved a restricted share unit (“RSU”) plan for officers and other key employees of the Group. A RSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company.
All RSUs vest within a maximum three-year vesting period and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares issued from treasury or purchased on the open market, at the Company's option. RSUs are expected to be settled in common shares purchased on the open market. As at September 30, 2022 and December 31, 2021, none of the outstanding RSUs were vested.
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.2 Restricted share units (RSUs) (continued)

The following table summarizes the information relating to restricted share units outstanding:.

	September 30, 2022		December 31, 2021
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of period	36,247	18.59	—	—
Granted	276,584	6.93	36,247	18.59
Forfeited	(15,173)	6.92	—	—
Outstanding, end of period	297,658	8.35	36,247	18.59
Vested, end of period	—	—	—	—
All RSUs have an average remaining contractual life of approximately 2.7 years as at September 30, 2022 and 2.9 years as at December 31, 2021.
Compensation cost for RSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period. Compensation expense related to the RSUs was recognized in the consolidated statement of earnings (loss) is as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Administrative expenses	133,118	—	271,808	—
Selling expenses	39,880	—	83,393	—
	172,998	—	355,201	—
The corresponding increase is recorded in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.3 Deferred share units (DSUs)
In June 2021, the Company approved a deferred share unit (“DSU”) plan for officers and other key employees of the Group. A DSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company.

	September 30, 2022		December 31, 2021
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of period	18,755	14.07	—	—
Granted	62,181	6.92	18,755	14.07
Settled	2,026	14.07	—	—
Outstanding, end of period	78,910	8.44	18,755	14.07
Vested, end of period	78,910	8.44	18,755	14.07

Compensation cost for DSUs is measured at the fair value of the underlying common share at the grant date. All DSUs issued vest on the date of the grant, except as otherwise determined by the Board of Directors, and they can be settled through the delivery of common shares issued from treasury or purchased on the open market, or in cash (based on the Company’s share price on the vesting date) at the Company's option, or a combination of both. Compensation expense related to the DSUs was recognized in the consolidated statement of earnings (loss) is as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Administrative expenses	—	—	335,799	—
	—	—	335,799	—